Future Amortization of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
2019	$ 3,617
2020	3,767
Total future amortization of intangible assets	$ 7,384	$ 11,105	$ 15,197	$ 20,250